Inventories	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Inventories

14. INVENTORIES

Details of inventories at December 31, 2024 and 2023 are as follows:

(In thousand Euros)	December 31, 2024	December 31, 2023
Raw materials	29,860	41,066
Semi-finished goods	25,876	31,623
Finished goods	14,346	19,789
Total	70,082	92,478

The Group has insurance policies in place to cover all inventories, with specific global insurances coverage for each of the Group’s warehouses.

There were no commitments for the acquisition of inventories at the end of 2024 and 2023. Advance payments for the acquisition of inventories at December 31, 2024 were Euros 4,595 thousand (Euros 4,357 thousand at December 31, 2023).

Based on current information, the group has an inventory provision of Euros 8,160 thousand at December 31, 2024 to cover the impact of slow-moving and obsolete inventories (Euros 2,885 thousand at December 31, 2023). (See Note 20).

Additionally, as a consequence of the impairment test of ABL CGU, the Group has recognized an additional impairment of inventories for an amount of Euros 1,043 thousand (Note 11).

As a consequence of certain loans the Group had a pledge on the inventories at December 31, 2024 for an amount of Euros 15,000 thousand (Euros 0 thousand at December 2023) (Note 13).